Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Accounts receivable related to derivative financial instruments	S/ 395,249	S/ 220,776
Other accounts receivable, net	357,783	393,254
Accounts receivable from sale of investments	111,237	74,373
Operations in process	93,933	45,613
Assets for technical reserves for claims and premiums by reinsurers	59,235	77,430
Others	35,952	39,760
Total	1,053,389	851,206
Non-financial instruments
Payments in advance of Income Tax	149,356	25,270
Investments in associates	70,344	72,301
Deferred charges	52,939	63,377
Realizable assets, received as payment and seized through legal actions	23,224	22,446
Prepaid rights to related entity, Note 27(f)	3,400	6,628
Others	2,377	10,644
Non Financial Assets	301,640	200,666
Total	1,355,029	1,051,872
Financial instruments
Contract liability with investment component	505,177	377,721
Other accounts payable	421,364	436,331
Accounts payable related to derivative financial instruments	271,326	222,305
Lease liabilities	269,755	341,836	S/ 341,746
Accounts Payable for Acquisitions of Investments	185,432	75,820
Operations in process	175,194	132,982
Workers' profit sharing and salaries payable	110,640	134,710
Allowance for Indirect Loan Losses	57,723	39,694
Accounts payable to reinsurers and coinsurers	7,176	7,328
Total	2,003,787	1,768,727
Non-financial instruments
Provision for other contingencies	48,711	50,931
Deferred income	46,976	55,348
Taxes payable	38,853	76,423
Others	7,825	8,798
Non Financial Liabilities	142,365	191,500
Total	S/ 2,146,152	S/ 1,960,227